Operating segment and geographic data - Concentration risk (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment, net | Geographic concentration | United States
Concentration Risk [Line Items]
Concentration risk (as a percent)	21.00%	23.00%
Property, plant and equipment, net | Geographic concentration | China
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	10.00%
Property, plant and equipment, net | Geographic concentration | Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%	10.00%
Revenue | Excludes Switzerland
Concentration Risk [Line Items]
Concentration risk (as a percent)	98.00%	98.00%	98.00%